JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

March 5, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information for the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 327 (Amendment No. 328 under the Investment Company Act of 1940) filed electronically on February 27, 2014, except for the JPMorgan Asia Pacific Fund.

If you have any questions, please call the undersigned at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

March 5, 2014	JPMorgan Trust I

Appendix A

J.P.Morgan Funds

JPMorgan Commodities Strategy Fund

J.P. Morgan Income Funds

JPMorgan Ex-G4 Currency Strategies Fund

JPMorgan International Currency Income Fund

JPMorgan Emerging Markets Local Currency Debt Fund

J.P. Morgan Specialty Funds

JPMorgan Market Neutral Fund

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund